Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2022
Asset retirement obligations
Summary of reconciliation of changes in Vermilion's asset obligations

The following table reconciles the change in Vermilion’s asset retirement obligations:

	2022	2021
Balance at January 1	1,000,554	467,737
Additional obligations recognized	5,184	28,655
Changes in estimated abandonment timing and costs	207,919	85,022
Obligations settled	(37,514)	(28,525)
Accretion	58,170	43,552
Changes in rates	(145,555)	439,849
Foreign exchange	(1,001)	(35,736)
Balance at December 31	1,087,757	1,000,554

Schedule of risk free rates used to discount the obligations

The country-specific risk-free rates used as inputs to discount the obligations were as follows:

	Dec 31, 2022	Dec 31, 2021
Canada	3.3%	1.8%
United States	4.1%	1.9%
France	3.4%	0.8%
Netherlands	2.7%	(0.3)%
Germany	2.5%	0.1%
Ireland	3.2%	0.5%
Australia	4.2%	1.9%